Noninterest income (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Noninterest Income
Details of Noninterest income for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	190,026	246,865	262,916
Deposits-related business (1)	15,540	15,591	16,018
Lending-related business (2) (4)	193,838	232,626	252,267
Remittance business (1)	104,201	106,762	102,349
Asset management business (1)	109,358	115,504	126,684
Trust-related business (1)	130,576	136,800	145,298
Agency business (1)	36,529	38,329	40,663
Guarantee-related business (3)	41,150	43,791	46,629
Fees for other customer services (1)	163,127	181,558	214,016

Total Fee and commission income	984,345	1,117,826	1,206,839

Foreign exchange gains (losses)—net (3)	189,526	(19,390)	(185,963)
Trading account gains (losses)—net (2)	(603,910)	390,260	803,383
Investment gains (losses)—net:
Debt securities (3)	5,167	(6,446)	(4,538)
Equity securities (3)	135,601	1,010,288	(181,948)
Equity in earnings (losses) of equity method investees—net (3)	(26,999)	19,791	28,233
Gains on disposal of premises and equipment (3)	4,920	10,128	71,862
Other noninterest income (2)(5)	199,453	221,273	265,045

Total	888,103	2,743,729	2,002,912

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.